Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income
Interests and fees on loans	$ 12,223,803	$ 12,003,158
Interests and fees on loans-related party		13,119
Interests on deposits with banks	220,820	272,782
Total interest and fees income	12,444,623	12,289,059
Interest expense
Interest expense on short-term bank loans	(1,143,217)	(1,298,081)
Net interest income	11,301,406	10,990,978
Provision for loan losses	(484,069)	(85,035)
Net interest income after provision for loan losses	10,817,337	10,905,943
Commissions and fees on financial guarantee services	1,407,699	1,667,067
Over provision on financial guarantee services	316,039	13,714
Commission and fees on guarantee services, net	1,723,738	1,680,781
Net Revenue	12,541,075	12,586,724
Non-interest income
Government incentive	143,051	188,146
Other non-interest income	25,830	135,831
Total non-interest income	168,881	323,977
Non-interest expense
Salaries and employee surcharge	(1,047,589)	(1,052,199)
Rental expenses	(259,748)	(254,921)
Business taxes and surcharge	(499,075)	(472,216)
Other operating expenses	(1,818,302)	(1,111,930)
Total non-interest expense	(3,624,714)	(2,891,266)
Income Before Taxes	9,085,242	10,019,435
Income tax expense	(1,380,272)	(1,706,966)
Net Income	7,704,970	8,312,469
Net income attributable to Common Stock shareholders	6,952,470	8,312,469
Earnings per Share- Basic and Diluted	$ 0.808	$ 1.044
Weighted Average Shares Outstanding-Basic and Diluted	9,535,161	7,960,662
Net Income	7,704,970	8,312,469
Other comprehensive income
Foreign currency translation adjustment	2,280,218	471,501
Comprehensive Income	$ 9,985,188	$ 8,783,970
Preferred Class A Stocks [Member]
Non-interest expense
Amortization of beneficial conversion feature relating to convertible Preferred Stocks	(372,500)
Preferred Class B Stocks [Member]
Non-interest expense
Amortization of beneficial conversion feature relating to convertible Preferred Stocks	(380,000)